Trade, other receivables and tax receivables - receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Dealer financing	€ 2,317	€ 2,654
Retail financing	613	601
Finance leases	3	3
Other	222	356
Receivables from financing activities	€ 3,155	€ 3,614